Annual Fund Operating Expenses - BlackRock Retirement Income 2040 Fund	Jul. 29, 2020
Institutional
Operating Expenses:
Management Fees (as a percentage of Assets)	0.10%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	2.29%	[2]
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	2.89%
Fee Waiver or Reimbursement	(2.14%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.75%	[1],[3]
Investor A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.10%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.29%	[2]
Acquired Fund Fees and Expenses	0.50%
Expenses (as a percentage of Assets)	3.14%
Fee Waiver or Reimbursement	(2.14%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.00%	[1],[3]

[1]

BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through April 30, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 53, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.50% (for Investor A Shares) and 0.25% (for Institutional Shares) through April 30, 2022. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years, and such repayment arrangement will terminate on July 31, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.